Schedule of Investments (unaudited) July 31, 2021	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	11,339	$131,534
iShares ESG Aware MSCI EAFE ETF	9,024	717,949
iShares ESG Aware MSCI EM ETF	2,920	123,312
iShares ESG Aware MSCI USA ETF	12,392	1,247,379
iShares ESG Aware MSCI USA Small-Cap ETF	4,237	167,701
iShares MSCI Canada ETF	3,224	120,352
iShares MSCI EAFE Small-Cap ETF	1,544	116,479
iShares MSCI Emerging Markets Small-Cap ETF	657	40,852

		2,665,558

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	435	24,317
iShares TIPS Bond ETF	26	3,395

		27,712

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	5,275	$5,275

Total Investments — 100.3% (Cost: $2,136,190)		2,698,545

Liabilities in Excess of Other Assets — (0.3)%		(9,379)

Net Assets — 100.0%		$2,689,166

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$140,027	$—		$(139,871	)(b)	$(170)	$14	$—	—	$2,738	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,615	2,660	(b)	—		—	—	5,275	5,275	5		—
iShares Developed Real Estate Index Fund, Class K	90,765	5,880		—		—	34,889	131,534	11,339	2,820		—
iShares ESG Aware MSCI EAFE ETF	516,901	65,670		(22,115)		485	157,008	717,949	9,024	14,516		—
iShares ESG Aware MSCI EM ETF	75,995	53,189		(16,973)		2,388	8,713	123,312	2,920	1,277		—
iShares ESG Aware MSCI USA ETF	877,604	105,030		(55,357)		1,961	318,141	1,247,379	12,392	10,058		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,029	6,718		(30,569)		5,975	50,548	167,701	4,237	1,286		—
iShares ESG Aware U.S. Aggregate Bond ETF	19,074	5,266		—		—	(23)	24,317	435	213		—
iShares MSCI Canada ETF	97,939	12,797		(30,898)		4,505	36,009	120,352	3,224	2,236		—
iShares MSCI EAFE Small-Cap ETF	80,869	10,964		(1,657)		181	26,122	116,479	1,544	1,730		—
iShares MSCI Emerging Markets Small-Cap ETF	22,338	8,473		—		—	10,041	40,852	657	660		—
iShares TIPS Bond ETF	2,129	1,137		—		—	129	3,395	26	69		—

						$15,325	$641,591	$2,698,545		$37,608		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,665,558	$—	$—	$2,665,558
Fixed-Income Funds	27,712	—	—	27,712
Money Market Funds	5,275	—	—	5,275

	$2,698,545	$—	$—	$2,698,545

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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